Personnel expenses - Disclosure of Exercise Prices, Number and Weighted Average Remaining Contractual Life of Outstanding Instruments (Details)	12 Months Ended
	Dec. 31, 2022 shares SFr / shares	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2020 shares
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Number of share options outstanding (in shares)	282,105	318,902	382,059
Number of PSUs and RSUs outstanding (in shares)	700,801	643,120	533,104
Weighted average remaining contractual life of outstanding PSUs and RSUs	1 year 1 month 6 days	1 year 2 months 12 days
Number of PSUs and RSUs exercisable (in shares)
Number of instruments outstanding (in shares)	982,906	962,022	915,163
Number of instruments exercisable (in shares	282,105	318,902
Exercise price, range one
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares		SFr 2.31
Number of share options outstanding (in shares)		1,160
Weighted average remaining contractual life of outstanding share options		8 months 12 days
Number of share options exercisable (in shares)		1,160
Exercise price of outstanding PSUs and RSUs (in CHF per share) | SFr / shares	SFr 0.1	SFr 0.1
Exercise price, range two
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares		SFr 6.05
Number of share options outstanding (in shares)		2,815
Weighted average remaining contractual life of outstanding share options		1 year
Number of share options exercisable (in shares)		2,815
Exercise price, range three
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares	SFr 6.06	SFr 6.06
Number of share options outstanding (in shares)	15,450	15,450
Weighted average remaining contractual life of outstanding share options	1 year 4 months 24 days	2 years 4 months 24 days
Number of share options exercisable (in shares)	15,450	15,450
Exercise price, range four
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares	SFr 6.94	SFr 6.94
Number of share options outstanding (in shares)	266,655	299,477
Weighted average remaining contractual life of outstanding share options	1 year 8 months 12 days	2 years 8 months 12 days
Number of share options exercisable (in shares)	266,655	299,477